Stock options (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation expense		$ 55,000	$ 54,000	$ 10,000
2019 Stock Option and Incentive Plan
Fair market value ordinary shares percentage	100.00%
Bonus shares adjustment	500,000
Granted	300,000
Percentage of number of ordinary shares outstanding	5.00%
Purchase ordinary shares				51,000
Fair value options granted				$ 2.324
Compensation expense		$ 55,000	$ 54,000	$ 10,000
Exercise price options granted				$ 2.60